UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2013 (Unaudited)

DWS LifeCompass 2020 Fund
	Shares	Value ($)
Equity - Equity Funds 55.6%
DWS Capital Growth Fund "Institutional" (a)	115,814	7,728,283
DWS Core Equity Fund "Institutional" (a)	774,822	16,588,943
DWS Diversified International Equity Fund "Institutional" (a)	640,069	4,704,507
DWS EAFE Equity Index Fund "Institutional" (a)	1,212,145	15,854,858
DWS Emerging Markets Equity Fund "Institutional" (a)	342,393	5,468,018
DWS Equity 500 Index Fund "Institutional" (a)	177,271	32,802,211
DWS Equity Dividend Fund "Institutional" (a)	89,198	3,490,313
DWS Global Growth Fund "Institutional" (a)	79,591	2,044,699
DWS International Fund "Institutional" (a)	46,793	2,117,377
DWS Large Cap Focus Growth Fund "Institutional" (a)	24,371	892,214
DWS Large Cap Value Fund "Institutional" (a)	104,281	2,197,206
DWS Small Cap Core Fund "S" (a)	314,080	7,183,020
DWS Technology Fund "Institutional"* (a)	76,638	1,268,359

Total Equity - Equity Funds (Cost $85,092,546)		102,340,008
Equity - Exchange-Traded Funds 3.2%
iShares MSCI Canada Index Fund	12,759	353,807
SPDR Barclays Capital Convertible Securities Fund	86,670	3,796,146
Vanguard FTSE All World ex-U.S. Small-Cap Fund	19,253	1,816,713

Total Equity - Exchange-Traded Funds (Cost $5,463,188)		5,966,666
Fixed Income - Bond Funds 39.6%
DWS Core Fixed Income Fund "Institutional" (a)	2,429,698	24,102,605
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	590,215	1,847,372
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	164,355	1,807,906
DWS Enhanced Global Bond Fund "S" (a)	971,400	9,811,141
DWS Floating Rate Fund "Institutional" (a)	196,043	1,862,409
DWS Global High Income Fund "Institutional" (a)	256,560	1,847,234
DWS Global Inflation Fund "Institutional" (a)	505,428	5,276,665
DWS High Income Fund "Institutional" (a)	460,765	2,308,435
DWS U.S. Bond Index Fund "Institutional" (a)	2,264,154	24,067,957

Total Fixed Income - Bond Funds (Cost $73,982,995)		72,931,724
Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional"* (a) (Cost $1,811,634)	189,517	1,872,427
Fixed Income - Money Market Fund 0.3%
Central Cash Management Fund, 0.07% (a) (b) (Cost $594,607)	594,607	594,607

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $166,944,970) †	99.7	183,705,432
Other Assets and Liabilities, Net	0.3	555,648

Net Assets	100.0	184,261,080

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $168,231,748.  At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $15,473,684.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,280,214 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,806,530.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2013 is as follows:

Affiliate	Value ($) at 8/31/2012	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 5/31/2013
DWS Capital Growth Fund	8,249,409	587,061	1,900,000	98,019	87,061	—	7,728,283
DWS Core Equity Fund	14,602,788	559,986	1,590,000	(189,881)	249,986	—	16,588,943
DWS Diversified International Equity Fund	7,074,985	170,766	3,330,000	144,640	170,766	—	4,704,507
DWS EAFE Equity Index Fund	6,243,742	8,850,200	500,000	(20,000)	355,200	—	15,854,858
DWS Emerging Markets Equity Fund	5,201,869	831,580	860,000	(64,359)	91,580	—	5,468,018
DWS Equity 500 Index Fund	26,849,646	6,197,712	4,920,000	214,779	542,712	—	32,802,211
DWS Equity Dividend Fund	8,818,686	144,496	6,020,000	280,074	144,496	—	3,490,313
DWS Global Growth Fund	3,139,313	35,977	1,575,000	(413,648)	35,977	—	2,044,699
DWS Global Small Cap Growth Fund	2,057,537	84,792	2,292,961	216,999	2,402	82,390	—
DWS International Fund	2,015,021	72,156	215,000	(17,015)	72,156	—	2,117,377
DWS Large Cap Focus Growth Fund	2,083,947	5,231	1,290,000	231,437	5,231	—	892,214
DWS Large Cap Value Fund	3,355,410	40,881	1,530,000	96,782	40,881	—	2,197,206
DWS Mid Cap Value Fund	1,870,322	—	1,916,124	128,829	—	—	—
DWS RREEF Real Estate Securities Fund	1,911,110	7,681	1,872,035	275,267	7,681	—	—
DWS Small Cap Core Fund	610,504	5,804,158	185,000	7,295	34,158	—	7,183,020
DWS Small Cap Growth Fund	3,539,647	—	3,697,710	856,956	—	—	—
DWS Small Cap Value Fund	4,451,274	69,893	4,761,489	557,344	29,214	40,679	—
DWS Technology Fund	4,549,188	—	3,205,000	709,866	—	—	1,268,359
DWS Core Fixed Income Fund	24,700,476	3,835,597	4,060,000	(261,790)	465,597	—	24,102,605
DWS Enhanced Commodity Strategy Fund	2,015,240	249,391	215,000	(70,642)	44,391	—	1,847,372
DWS Enhanced Emerging Markets Fixed Income Fund	1,988,405	123,389	320,000	5,753	53,389	—	1,807,906
DWS Enhanced Global Bond Fund	7,684,836	9,443,378	7,115,000	(257,601)	225,334	253,044	9,811,141
DWS Floating Rate Fund	—	2,051,693	210,000	1,474	46,693		1,862,409
DWS Global High Income Fund	1,010,802	1,088,705	305,000	2,794	92,162	1,543	1,847,234
DWS Global Inflation Fund	3,290,486	2,674,958	360,000	(1,265)	13,306	56,652	5,276,665
DWS High Income Fund	4,860,633	156,872	2,810,000	84,361	151,320	5,553	2,308,435
DWS U.S. Bond Index Fund	25,641,478	4,350,795	4,810,000	(20,985)	483,826	436,969	24,067,957
DWS Disciplined Market Neutral Fund	3,325,857	30,000	1,550,000	10,110	—	—	1,872,427
Central Cash Management Fund	235,298	20,019,939	19,660,630	—	1,106	—	594,607
	181,377,909	67,487,287	83,075,949	2,605,593	3,446,625	876,830	177,738,766

(b) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$102,340,008	$—	$—	$102,340,008
Exchange-Traded Funds	5,966,666	—	—	5,966,666
Bond Funds	72,931,724	—	—	72,931,724
Market Neutral Fund	1,872,427	—	—	1,872,427
Money Market Fund	594,607	—	—	594,607
Total	$183,705,432	$—	$—	$183,705,432

There have been no transfers between fair value measurement levels during the period ended May 31, 2013.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2013